Note 16 - Property, Plant and Equipment - Components of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Balance	$ 4,556
Balance	12,309	$ 4,556
Computer equipment [member]
Statement Line Items [Line Items]
Balance	3,554
Balance	10,673	3,554
Fixtures, fittings and office equipment [member]
Statement Line Items [Line Items]
Balance	432
Balance	1,006	432
Leasehold improvements [member]
Statement Line Items [Line Items]
Balance	570
Balance	630	570
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	12,498	11,732
Additions	2,173	2,394
Acquired upon acquisition of subsidiary	10,226	630
Disposals	(3,748)	(2,069)
Disposed of upon disposition of subsidiary		(134)
Exchange differences	44	(55)
Balance	21,193	12,498
Gross carrying amount [member] | Computer equipment [member]
Statement Line Items [Line Items]
Balance	10,171	8,841
Additions	2,044	2,112
Acquired upon acquisition of subsidiary	9,010	323
Disposals	(2,510)	(1,050)
Disposed of upon disposition of subsidiary
Exchange differences	44	(55)
Balance	18,759	10,171
Gross carrying amount [member] | Fixtures, fittings and office equipment [member]
Statement Line Items [Line Items]
Balance	1,337	1,829
Additions	129	229
Acquired upon acquisition of subsidiary	790	58
Disposals	(678)	(665)
Disposed of upon disposition of subsidiary		(114)
Exchange differences
Balance	1,578	1,337
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance	990	1,062
Additions		53
Acquired upon acquisition of subsidiary	426	249
Disposals	(560)	(354)
Disposed of upon disposition of subsidiary		(20)
Exchange differences
Balance	856	990
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Balance	(7,942)	(8,374)
Disposals	3,316	2,003
Disposed of upon disposition of subsidiary		118
Exchange differences	(33)	47
Depreciation	(4,225)	(1,736)
Balance	(8,884)	(7,942)
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Statement Line Items [Line Items]
Balance	(6,617)	(6,311)
Disposals	2,460	1,036
Disposed of upon disposition of subsidiary
Exchange differences	(33)	47
Depreciation	(3,896)	(1,389)
Balance	(8,086)	(6,617)
Accumulated depreciation and amortisation [member] | Fixtures, fittings and office equipment [member]
Statement Line Items [Line Items]
Balance	(905)	(1,479)
Disposals	592	665
Disposed of upon disposition of subsidiary		103
Exchange differences
Depreciation	(259)	(194)
Balance	(572)	(905)
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance	(420)	(584)
Disposals	264	302
Disposed of upon disposition of subsidiary		15
Exchange differences
Depreciation	(70)	(153)
Balance	$ (226)	$ (420)